Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 180,828	¥ 165,676
Contract assets (Included in Other Assets)	6,558	3,811
Contract liabilities (Included in Other Liabilities)	¥ 40,436	¥ 32,805